DEBT AND MORTGAGE-BACKED SECURITIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Held to Maturity:
Amortized Cost	$ 42,201,040	$ 28,351,669
Gross Unrealized Gains	127,039	158,901
Gross Unrealized Losses	(8,272)	(14,268)
Fair Value	$ 42,319,807	$ 28,496,302
Weighted average yield at end of period (as a percent)	0.55%	0.58%
Available for Sale:
Amortized Cost	$ 5,321,662	$ 13,121,881
Gross Unrealized Gains	5,169	5,279
Gross Unrealized Losses		(47,554)
Fair Value	$ 5,326,831	$ 13,079,606
Weighted average yield at end of period (as a percent)	0.67%	0.63%
Other-than-temporary impairment, held to maturity securities	$ 0	$ 0
U S Treasury Securities
Held to Maturity:
Amortized Cost		5,004,751
Gross Unrealized Gains		3,061
Fair Value		5,007,812
U S Government Sponsored Enterprises Debt Securities
Held to Maturity:
Amortized Cost	39,688,302	20,078,936
Gross Unrealized Gains	9,781	2,107
Gross Unrealized Losses	(8,272)	(14,267)
Fair Value	39,689,811	20,066,776
Available for Sale:
Amortized Cost	5,173,663	12,943,684
Gross Unrealized Gains	2,128	1,428
Gross Unrealized Losses		(47,554)
Fair Value	5,175,791	12,897,558
Mortgage Backed Securities | Government National Mortgage Association Certificates And Obligations GNMA
Held to Maturity:
Amortized Cost	22,783	44,619
Gross Unrealized Gains	630	1,274
Gross Unrealized Losses		(1)
Fair Value	23,413	45,892
Available for Sale:
Amortized Cost	147,999	178,197
Gross Unrealized Gains	3,041	3,851
Fair Value	151,040	182,048
Mortgage Backed Securities | Federal National Mortgage Association Certificates And Obligations FNMA
Held to Maturity:
Amortized Cost	2,487,024	3,219,744
Gross Unrealized Gains	116,593	152,428
Fair Value	2,603,617	3,372,172
Collateralized Mortgage Obligations | Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC
Held to Maturity:
Amortized Cost	2,931	3,619
Gross Unrealized Gains	35	31
Fair Value	$ 2,966	$ 3,650